Trade and Other Payables	12 Months Ended
Dec. 31, 2017
Trade and Other Payables [abstract]
Trade and Other Payables

Note 13 – Trade and Other Payables

Accounts payable and accrued liabilities are as follows:

	December 31,	December 31,
	2017	2016
Trade accounts payable	$4,612	$4,004
Accrued payroll and related compensation	2,645	1,776
Supplier accruals	2,126	1,277
Accrued professional fees	224	150
Other	129	28
Total accounts payable and accrued liabilities	$9,736	$7,235